Risk/Return Detail Data - FidelitySustainableLowDurationBondFund-RetailPRO	Oct. 29, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySustainableLowDurationBondFund-RetailPRO | Fidelity Sustainable Low Duration Bond Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Sustainable Low Duration Bond Fund October 29, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2024
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
FidelitySustainableLowDurationBondFund-RetailPRO | Fidelity Sustainable Low Duration Bond Fund | Fidelity Sustainable Low Duration Bond Fund
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%	[1]
Total annual operating expenses	0.29%
Fee waiver and/or expense reimbursement	0.04%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
1 year	$ 26
3 years	$ 86

[1]	A Adjusted to reflect current fees.
[2]	B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.